Share-Based Payment (Details 5) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
2011 Plan [Member]
Statement Line Items [Line Items]
Registered		6,000,000
Issued	(1,560,000)	(4,438,333)
Balance		1,561,667
Cancelled	(1,667)
Balance
2017 Plan [Member]
Statement Line Items [Line Items]
Registered		7,250,000
Issued	(7,250,000)	(7,250,000)
Balance
Cancelled
Balance	(7,250,000)